Short-term Investment And Investments Under Fair Value	12 Months Ended
Feb. 28, 2023
Investments [Abstract]
Short-term Investment And Investments Under Fair Value

4. SHORT-TERM INVESTMENT AND INVESTMENTS UNDER FAIR VALUE

Short-term investment includes structured deposits and term deposit with original maturities greater than three months but less than one year, or original maturities greater than one year but will maturity within one year.

The investments under fair value pertain to structured products in fund-linked notes, interest rate-linked notes, floating rate notes, etc. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value. The Group measured the investments under fair value on a recurring basis at the end of each reporting period and classified this as level 2 fair value measurements. Changes in the fair value of the investments are recorded as other income (expense), net in the consolidated statements of operations. Income of RMB2,148, and loss of RMB1,106 and RMB 1,927 (US$278) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2021, 2022 and 2023, respectively.

Short-term investments as of February 28, 2022 and 2023 were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Term deposits	—	24,332	3,510
Structured deposits	89,544	—	—
Total	89,544	24,332	3,510

Investments under fair value as of February 28, 2022 and 2023 were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Short-term investments under fair value	—	156,639	22,595
Total	—	156,639	22,595

Long-term investments under fair value-current	156,459	135,201	19,502
Long-term investments under fair value-non-current	—	13,583	1,959
Total	156,459	148,784	21,461